INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of intangible assets

The intangible assets consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Student base	12,510	12,510
Trademark	1,675	1,675
License	20,000	24,937
Total	34,185	39,122
Less: Accumulated amortization	(8,127)	(11,307)
Accumulated impairment loss	(9,831)	(9,831)
	16,227	17,984